Acquisition of Maryland Bankcorp, Inc. (Schedule of Acquisition Related Costs) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Merger expenses	$ 574,321	$ 574,369
Data Processing [Member]
Business Acquisition [Line Items]
Merger expenses	64,811	132,500
Salaries [Member]
Business Acquisition [Line Items]
Merger expenses	203,600	96,729
Director Compensation [Member]
Business Acquisition [Line Items]
Merger expenses	87,500
Advisory And Legal Fees [Member]
Business Acquisition [Line Items]
Merger expenses	$ 218,410	$ 345,140